Note 22 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues
United States	211,232	202,814	165,115
Europe, Middle-East and Africa	94,163	82,596	80,094
Canada	29,388	27,304	18,167
Asia Pacific	13,881	13,077	11,795
	348,664	325,791	275,171

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Revenues
Services	309,731	284,654	241,543
Professional services and other	33,879	33,555	27,774
Licenses	5,054	7,582	5,854
	348,664	325,791	275,171

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31,	January 31,
	2021	2020
Total long-lived assets
United States	92,442	114,980
Europe, Middle-East and Africa	39,769	31,299
Canada	107,472	111,264
Asia Pacific	12,398	13,144
	252,081	270,687